Net Interest Income - Summary of Net Interest Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Interest income from:
Deposits with banks	¥ 81,592	¥ 103,798	¥ 78,217
Call loans and bills bought	16,556	16,400	19,362
Reverse repurchase agreements and cash collateral on securities borrowed	52,865	38,387	40,021
Investment securities	178,830	152,915	102,295
Loans and advances	2,077,202	2,094,850	1,904,175
Total interest income	2,407,045	2,406,350	2,144,070
Interest expense from:
Deposits	582,799	601,365	382,753
Call money and bills sold	10,483	14,212	8,763
Repurchase agreements and cash collateral on securities lent	132,389	120,984	61,341
Borrowings	92,425	107,233	89,196
Debt securities in issue	232,473	256,035	190,774
Premiums for deposit insurance	36,809	35,555	37,938
Others	3,352	2,046	1,142
Total interest expense	1,090,730	1,137,430	771,907
Net interest income	¥ 1,316,315	¥ 1,268,920	¥ 1,372,163